CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - HKD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues	$ 0	$ 0	$ 0
Operating expenses, net
Other income	64	118
Total operating expenses, net	(3,671)	(4,695)	(3,084)
Loss from operations	(3,671)	(4,695)	(3,084)
Interest income	1,732	4,543	4,065
Profit/(loss) before income tax expense	(1,939)	(152)	981
Income tax expense (note 5)	0	(7,758)	(1,047)
Net loss and comprehensive loss attributable to the Company's ordinary shareholders	$ (1,939)	$ (7,910)	$ (66)
Net loss per share (note 6):
Weighted average number of ordinary shares outstanding, Basic	12,938,128	12,938,128	12,938,128
Weighted average number of ordinary shares outstanding, diluted	12,938,128	12,938,128	12,938,128
Basic net loss per share (in HK$)	$ (0.15)	$ (0.61)	$ (0.01)
Diluted net loss per share (in HK$)	$ (0.15)	$ (0.61)	$ (0.01)
Third party
Operating expenses, net
Selling, general and administrative expenses	$ (2,885)	$ (4,813)	$ (3,084)
Related party
Operating expenses, net
Selling, general and administrative expenses	$ (850)